Consolidating financial information - Income statement (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Consolidating financial information
Net interest income	[1]	£ 4,326	£ 4,472
Total non-interest income		2,376	2,447
Total income		6,702	6,919
Operating expenses		(4,735)	(4,852)
Impairment releases/(losses)		(141)	(116)
Operating profit/(loss) before tax		1,826	1,951
Tax credit/(charge)		(741)	(727)
Profit/(loss) from continuing operations		1,085	1,224
Profit/(loss) for the period		1,085	1,224
Attributable to:
Non-controlling interests		(16)	29
Preference shareholders		74	85
Paid-in equity holders		139	171
Ordinary shareholders		888	939
Profit for the period		1,085	1,224
Inter segment/consolidation adjustments
Consolidating financial information
Net interest income		1,066	1,338
Total non-interest income		(33,125)	593
Total income		(32,059)	1,931
Operating expenses		(1,292)	(2,242)
Impairment releases/(losses)		(55)	(47)
Operating profit/(loss) before tax		(33,406)	(358)
Tax credit/(charge)		(191)	(167)
Profit/(loss) from continuing operations		(33,597)	(525)
Profit/(loss) from discontinued operations, net of tax		(262)	(394)
Profit/(loss) for the period		(33,859)	(919)
Attributable to:
Non-controlling interests		(17)	27
Paid-in equity holders			4
Ordinary shareholders		(33,842)	(950)
Profit for the period		(33,859)	(919)
RBSG plc
Consolidating financial information
Net interest income		(136)	105
Total non-interest income		33,980	37
Total income		33,844	142
Operating expenses		(60)	(78)
Impairment releases/(losses)		(4)
Operating profit/(loss) before tax		33,780	64
Tax credit/(charge)		34	(19)
Profit/(loss) from continuing operations		33,814	45
Profit/(loss) for the period		33,814	45
Attributable to:
Preference shareholders		74	85
Paid-in equity holders		139	167
Ordinary shareholders		33,601	(207)
Profit for the period		33,814	45
RBSG plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method		(32,713)	1,146
Increase (decrease) in net assets		(41,231)	(6,631)
NWM Plc
Consolidating financial information
Net interest income		(72)	(34)
Total non-interest income		62	953
Total income		(10)	919
Operating expenses		(627)	(779)
Impairment releases/(losses)		(13)	22
Operating profit/(loss) before tax		(650)	162
Tax credit/(charge)		37	(100)
Profit/(loss) from continuing operations		(613)	62
Profit/(loss) from discontinued operations, net of tax		262	395
Profit/(loss) for the period		(351)	457
Attributable to:
Ordinary shareholders		(351)	457
Profit for the period		(351)	457
NWM Plc | IAS 27
Consolidating financial information
Increase (decrease) in results of investments using the equity method		(1,316)	712
Increase (decrease) in net assets		774	(9,319)
Subsidiaries
Consolidating financial information
Net interest income		3,468	3,063
Total non-interest income		1,459	864
Total income		4,927	3,927
Operating expenses		(2,756)	(1,753)
Impairment releases/(losses)		(69)	(91)
Operating profit/(loss) before tax		2,102	2,083
Tax credit/(charge)		(621)	(441)
Profit/(loss) from continuing operations		1,481	1,642
Profit/(loss) from discontinued operations, net of tax			(1)
Profit/(loss) for the period		1,481	1,641
Attributable to:
Non-controlling interests		1	2
Ordinary shareholders		1,480	1,639
Profit for the period		£ 1,481	£ 1,641

[1]	Negative interest on loans and advances is reported as interest payable. Negative interest on customer deposits is reported as interest receivable.